Taxes (Details) - Schedule of Provision for Income Taxes	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Deferred:
Total provision for income taxes	$ 1,325,137	$ 169,652	$ 2,979,918	$ 1,742,282
Hong Kong [Member]
Current:
Provision for income taxes - Current	928,973	118,941	$ 2,979,918	$ 1,742,282
Deferred:
Provision for income taxes - Deferred	7,876	1,008
The UK [Member]
Current:
Provision for income taxes - Current	$ 388,288	$ 49,703